Commitments and Contingencies, Commitments Under Long-Term Lease Contracts (Details)	Dec. 31, 2024 USD ($)
Future Minimum Contracted Lease Payments [Abstract]
2025	$ 20,231,359
Total	20,231,359
Payment commitments for use of land	$ 2,500,000